Significant Accounting Policies (Details 1) - shares	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Significant Accounting Policies
Total potential dilutive weighted average shares outstanding	295,133	324,750
Restricted stock grants
Significant Accounting Policies
Total potential dilutive weighted average shares outstanding	12,500
Convertible debt
Significant Accounting Policies
Total potential dilutive weighted average shares outstanding	15,500	57,883
Preferred stock
Significant Accounting Policies
Total potential dilutive weighted average shares outstanding	13,889	13,889
Warrants
Significant Accounting Policies
Total potential dilutive weighted average shares outstanding	52,530	11,015
Stock Option
Significant Accounting Policies
Total potential dilutive weighted average shares outstanding	200,714	241,964